Investments in Debt, Equity Securities and Other Investments (Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale securities	¥ 2,377	¥ 229	¥ 39,118
Gross realized gains	¥ 1,594	¥ 190	20,352
Gross realized losses			¥ 1